Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000039882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class Y)
Average Annual Return, Percent		22.92%	11.10%	10.68%
C000009526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — With CDSC
Average Annual Return, Percent	[1],[2]	20.66%	9.96%	9.73%
C000009524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — With sales charge
Average Annual Return, Percent	[3]	16.80%	9.78%	9.88%
C000039879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — With sales charge
Average Annual Return, Percent	[4]	14.94%	3.90%	5.94%
C000039881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]	18.74%	4.11%	5.71%
C000082064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class Y)
Average Annual Return, Percent		21.04%	5.20%	6.74%
Without Sales Load [Member] | C000009526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — Without CDSC
Average Annual Return, Percent	[1]	21.66%	9.96%	9.73%
Without Sales Load [Member] | C000009524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — Without sales charge
Average Annual Return, Percent		22.62%	10.85%	10.40%
Without Sales Load [Member] | C000039879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — Without sales charge
Average Annual Return, Percent		20.67%	4.91%	6.45%
Without Sales Load [Member] | C000039881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — Without CDSC
Average Annual Return, Percent	[5]	19.74%	4.11%	5.71%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		22.64%	14.60%	11.30%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		24.93%	11.18%	7.66%

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Includes any applicable contingent deferred sales charge (“CDSC”).
[3]	Reflects 4.75% front-end sales charge.
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).